Financial Risk Management_Financial Instruments In Foreign Currencies(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	₩ 54,922,901	₩ 41,669,192
Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	7,769,696	5,490,428
Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,226,201	7,107,723
Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	414,927	347,845
Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	112,431	83,610
Loans measured at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	28,210,688	18,133,279
Financial assets at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,054,893	5,057,842
Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,607,588	2,884,287
Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,526,477	2,564,178
Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	49,766,586	38,348,678
Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,267,690	2,754,602
Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	684,373	502,077
Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	153,578	35,538
Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	24,519,600	15,908,851
Borrowings Translated Into Korean Won
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	13,187,235	10,616,032
Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	6,111,215	5,345,510
Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,842,895	3,186,068
Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	16,432,781	19,422,027
USD | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	39,036,629	32,306,916
USD | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,482,459	2,581,674
USD | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	5,464,176	6,275,426
USD | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	339,190	244,010
USD | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	112,431	83,610
USD | Loans measured at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	18,783,163	14,478,537
USD | Financial assets at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	5,446,539	4,643,921
USD | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,660,713	2,380,000
USD | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,747,958	1,619,738
USD | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	36,957,646	32,371,714
USD | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,267,690	2,754,602
USD | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	497,975	351,394
USD | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	139,528	35,538
USD | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	16,441,107	12,266,565
USD | Borrowings Translated Into Korean Won
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	10,068,379	9,399,828
USD | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	5,135,667	5,007,285
USD | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,407,300	2,556,502
USD | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	14,991,859	18,702,327
JPY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,263,185	1,156,233
JPY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	583,545	354,484
JPY | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	39,817	43,124
JPY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	18,061	22,729
JPY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Loans measured at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	565,918	484,087
JPY | Financial assets at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	5,271	21,267
JPY | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	50,573	230,542
JPY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,479,086	990,895
JPY | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	21,221	39,050
JPY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	933,268	766,720
JPY | Borrowings Translated Into Korean Won
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	485,618	125,096
JPY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	38,979	60,029
JPY | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	32,200	32,694
EUR | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,063,531	2,497,907
EUR | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	558,793	377,651
EUR | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	508,587	610,820
EUR | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	41,834	25,226
EUR | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
EUR | Loans measured at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,387,089	795,285
EUR | Financial assets at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	35,478	71,078
EUR | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	300,315	304,484
EUR | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	231,435	313,363
EUR | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	2,244,352	1,348,100
EUR | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	84,712	36,018
EUR | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	991,872	791,638
EUR | Borrowings Translated Into Korean Won
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	402,802	419,155
EUR | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	666,873	0
EUR | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	98,093	101,289
EUR | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	248,007	176,756
GBP | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	425,339	349,197
GBP | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	113,586	128,600
GBP | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	30,030	23,034
GBP | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,774	698
GBP | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Loans measured at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	259,787	178,628
GBP | Financial assets at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	20,162	18,237
GBP | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	579,884	477,341
GBP | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,817	0
GBP | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	66,440	45,892
GBP | Borrowings Translated Into Korean Won
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	501,716	408,918
GBP | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	9,911	22,531
GBP | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	741	0
CNY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,080,943	2,992,825
CNY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	878,798	1,207,769
CNY | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,046	6,131
CNY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,344	6,786
CNY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
CNY | Loans measured at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,617,715	1,205,297
CNY | Financial assets at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	342,804	282,390
CNY | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	108,594	97,845
CNY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	122,642	186,607
CNY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,849,065	1,690,836
CNY | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	42,023	7,806
CNY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,755,272	1,477,097
CNY | Borrowings Translated Into Korean Won
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	439	15,092
CNY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	51,331	190,841
CNY | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	253,472	252,369
Others | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	8,053,274	2,366,114
Others | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,152,515	840,250
Others | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	177,545	149,188
Others | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	9,724	48,396
Others | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
Others | Loans measured at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	5,597,016	991,445
Others | Financial assets at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	224,801	39,186
Others | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	537,966	101,958
Others | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	353,707	195,691
Others | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	6,656,553	1,469,792
Others | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	36,625	67,809
Others | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	14,050	0
Others | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	4,331,641	560,939
Others | Borrowings Translated Into Korean Won
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,728,281	247,943
Others | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	308,675	338,225
Others | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	237,281	254,876
Others | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	₩ 906,502	₩ 257,881